TAXATION - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax asset:
Accrued expense	¥ 5,241	¥ 4,332
Allowance for doubtful accounts	37,470	39,051
Tax loss carried forward	275,914	229,545
Deferred advertising expense	222	221
Impairment of long-lived tangible assets	357	357
Discount on long-term receivables from Jinghan Taihe	8,930	8,660
Total deferred tax assets	328,134	282,166
Valuation allowance	(297,689)	(249,626)	¥ (278,437)	¥ (403,485)
Deferred tax assets, net of valuation allowance	30,445	32,540
Deferred tax liabilities:
Unrecognized valuation surplus and deficit -acquisition	81,125	81,125
Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(62,759)	(61,516)
Unrealized profit of short-term investments	235	428
Accelerated fixed assets depreciation	2,119	2,308
Unrealized gain on acquisition	3,387
Total deferred tax liabilities	24,107	22,345
Deferred tax assets, net of valuation allowance and deferred tax liabilities	¥ 6,338	¥ 10,195